Annual Fund Operating Expenses - Guggenheim Enhanced Equity Income ETF - ETF	Jun. 10, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.35%

[1]	Other expenses are estimated for the current fiscal year.